Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES
Depreciation Expense	10	52	208	208
General and administrative	26,500	7,270	33,676	5,668
Bank fees	840	190	1,565	20
Consulting fees	2,000	2,000	49,900	5,400
Travel			32,272
Management compensation	184,667		431,617
Website	164
Professional fees	14,546	31,855	14,196	32,594
TOTAL OPERATING EXPENSES	228,727	41,367	642,360	43,890
LOSS FROM OPERATIONS	(228,727)	(41,367)	(642,360)	(43,890)
OTHER INCOME (EXPENSE)
Interest Expense	19,479	2,873	22,576	4,017
Amortization of debt discount	180,875		112,500
Amortization of deferred financing	180,875		112,500
Change in derivative liability	(36,507)		114,440
TOTAL OTHER INCOME (EXPENSE)	253,758	2,873	20,636	4,017
PROVISION FOR INCOME TAXES
NET INCOME (LOSS)	$ (482,485)	$ (44,240)	$ (662,996)	$ (47,907)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED (as adjusted for 20-1 forward stocks split)	133,400,000	132,900,000	133,066,067	132,900,000